Note 10 - Notes Payable, Related Parties (Details Textual) - Notes Payable Related Parties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amortization of Debt Discount (Premium)	$ 2,811,138	$ 699,213
Interest Expense, Debt	320,580	$ 0
Stock Based Warrant Expense [Member]
Interest Expense, Debt	$ 817,594